Contingent liabilities, contractual commitments, and guarantees (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 125,712	$ 120,324
Commitments	1,047,282	948,637
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	8,563	6,959
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	163,989	84,978
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	874,730	856,700
Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	778,050	690,477
Loan and other credit-related commitments | Gross carrying amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	778,417	690,792
Loan and other credit-related commitments | Gross carrying amount | IFRS 9
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	778,400	690,800
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	18,884	17,476
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	106,724	102,684
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 104	$ 164